Share-based compensation - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Share options granted	0	0	302,200
Total fair values of options vested and recognized as expenses	$ 784,000	$ 5,349,000	$ 3,681,000
Unrecognized share-based compensation expenses	$ 96,000	$ 921,000
Weighted-average expense recognition period	10 months 9 days	1 year 1 month 20 days
Stock options vesting based on performance
Share-based compensation
Number of options vested	0	0
RSUs
Share-based compensation
Number of RSUs granted			0
Employees
Share-based compensation
Share options granted	150,000	150,000
Expected future forfeiture rate	9.00%	11.00%
Employees | Stock options vesting based on performance | Minimum | Vesting Condition One
Share-based compensation
Expected market capitalization for option vesting	$ 500,000	$ 500,000
Employees | Stock options vesting based on performance | Minimum | Merger or acquisition of company
Share-based compensation
Total merger and acquisition	$ 500,000	$ 500,000
Employees | RSUs
Share-based compensation
Expected future forfeiture rate	1.00%	1.00%
Management
Share-based compensation
Expected future forfeiture rate	58.00%	17.00%